Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 52,312	$ 53,214
Loans to financial advisors	2,947	2,716
Fee- and commission-related receivables	2,839	2,422
Finance lease receivables	6,271	6,646
Settlement and clearing accounts	672	382
Accrued interest income	2,186	2,275
Other	5,041	4,243
Total other financial assets measured at amortized cost	$ 72,267	$ 71,897